Earnings per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings per share [Abstract]
Computation of Basic and Diluted Earnings Per Share
	December 31,
	2014	2015	2016
	US$	US$	US$
Numerator:
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders – basic	48,515,730	66,482,107	72,977,548
Interest expense associated with the Convertible Note	2,690,572	-	-
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders – diluted	51,206,302	66,482,107	72,977,548
Denominator:
Weighted average number of shares outstanding, basic*	151,935,765	142,625,427	133,261,510
Convertible Note (Note 12)	24,561,789	-	-
Stock options	620,681	348,603	1,271,209
Restricted stock units	-	3,513,919	3,120,310

Weighted average number of shares outstanding-diluted	177,118,235	146,487,949	137,653,029

Basic earnings per share	0.32	0.47	0.55

Diluted earnings per share	0.29	0.45	0.53

*
The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.